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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ------------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ------------------------------------
                 Chicago, Illinois 60611
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Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
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Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Amy Rosenow              Chicago, Illinois   May 15, 2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 26
                                        --------------------

Form 13F Information Table Value Total: 410,245
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                                            (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

           COLUMN 1                  COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
-------------------------------      -------- ----------- -------- ------------------ ---------- -------- ----------------------
                                      TITLE                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER                OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED    NONE
-------------------------------      -------- ----------- -------- --------- --- ---- ---------- -------- ------ --------- -----
ADVANCE AUTO PARTS INC                 COM    00751Y 10 6    8,077    97,722 SH         OTHER         *             97,722
AEROPOSTALE                            COM    007865 10 8   14,610 1,074,272 SH         OTHER         *          1,074,272
CHARTER COMMUNICATIONS INC DEL       CLASS A  16117M 30 5   44,126   423,556 SH         OTHER         *            423,556
                                       NEW
DEAN FOODS CO NEW                      COM    242370 10 4   62,544 3,449,755 SH         OTHER         *          3,449,755
DECKERS OUTDOOR CORP                   COM    243537 10 7   23,289   418,191 SH         OTHER         *            418,191
DEVON ENERGY CORP NEW                  COM    25179M 10 3   10,596   187,800 SH         OTHER         *            187,800
DOLLAR GEN CORP NEW                    COM    256677 10 5   21,404   423,181 SH         OTHER         *            423,181
DOLLAR TREE INC                        COM    256746 10 8   10,487   216,545 SH         OTHER         *            216,545
FAMILY DLR STORES INC                  COM    307000 10 9    5,910   100,079 SH         OTHER         *            100,079
FINISH LINE INC                      CLASS A  317923 10 0    3,162   161,414 SH         OTHER         *            161,414
GOLAR LNG LTD BERMUDA                  SHS    G9456A10 0    13,630   368,478 SH         OTHER         *            368,478
GOOGLE INC                           CLASS A  38259P 50 8    4,909     6,182 SH         OTHER         *              6,182
HEALTH NET INC                         COM    42222G 10 8   11,534   403,000 SH         OTHER         *            403,000
LEVEL 3 COMMUNICATIONS INC             COM    52729N 30 8    7,562   372,700 SH         OTHER         *            372,700
                                       NEW
MOODYS CORP                            COM    615369 10 5    8,470   158,857 SH         OTHER         *            158,857
NRG ENERGY INC                         COM    629377 50 8   30,491 1,151,033 SH         OTHER         *          1,151,033
                                       NEW
ROCK-TENN CO                         CLASS A  772739 20 7   32,271   347,780 SH         OTHER         *            347,780

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
SELECT COMFORT CORP                    COM    81616X 10 3   17,824   901,570 SH         OTHER         *            901,570
SIGNET JEWELERS LIMITED                SHS    G81276 10 0    3,800    56,718 SH         OTHER         *             56,718
STAPLES INC                            COM    855030 10 2   11,644   867,000 SH         OTHER         *            867,000
TETRA TECH INC NEW                     COM    88162G 10 3    8,034   263,480 SH         OTHER         *            263,480
TIME WARNER CABLE INC                  COM    88732J 20 7   22,046   229,500 SH         OTHER         *            229,500
TRONOX LTD                             SHS    Q9235V10 1    18,704   944,160 SH         OTHER         *            944,160
                                     CLASS A
WABCO HLDGS INC                        COM    92927K 10 2    6,088    86,240 SH         OTHER         *             86,240
WEB COM GROUP INC                      COM    94733A 10 4    8,213   480,829 SH         OTHER         *            480,829
WET SEAL INC                         CLASS A  961840 10 5      822   272,188 SH         OTHER         *            272,188

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.